RELATED PARTY TRANSACTIONS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Interest income from related parties		¥ 153	¥ 1,818
Agreement term with a related party for sublease		2 years
CAIO [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Amount borrowed from related party	¥ 118,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Amount borrowed from related party		¥ 400,000
Interest expense, related party		¥ 775